Inventories (Details) - Schedule of Inventories - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Inventories [Abstract]
Medicines, consumables and reagents for clinical and laboratory analyses	$ 102,825	$ 126,264	$ 46,910
Inventories, total	$ 102,825	$ 126,264	$ 46,910